Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense
These differences result from the following items:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Income before income taxes	$23,008	$8,704
Canadian federal and provincial income tax rates	27%	27%

Income tax expense based on the above rates	$6,212	$2,350

Increase (decrease) due to:

Non-deductible expenses and permanent differences	$1,409	$1,053

Non-taxable portion of capital gain	(1,209)	(4)

Change in future substantively enacted tax rate	-	(401)

Other	199	(166)

Income tax expense	$6,611	$2,832

Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses
The deferred tax assets and liabilities are shown below:

In $000s	As at December 31, 2019	As at December 31, 2018

Deferred Income Tax Assets

Non-capital losses	$27,606	$29,391

Share issue costs and other	1,215	1,882

Mineral, royalty and other interests	(24,518)	(22,235)

Total deferred income tax assets	$4,303	$9,038

Deferred Income Tax Liabilities

Mineral, royalty and other interests	$(196)	$(510)

Total deferred income tax liabilities	$(196)	$(510)

Total deferred income tax asset, net	$4,107	$8,528

The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Balance, beginning of the year	$8,528	$10,774

Recognized in net income (loss) for the year	(4,371)	(1,542)

Recognized in other comprehensive income (loss) for the year	(50)	(704)

Balance, end of year	$4,107	$8,528
The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration

Non–capital loss carry–forwards	Canada	$102,246	2030–2036